Trade and Other Payables (Tables)	6 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Liabilities [Table Text Block]
	December 31, 2016	June 30, 2016
	(Unaudited)	(Audited)
Notes payable	$-	$30,135
Trade payables	31,747,906	17,869,460
Accruals	290,712	432,030
Other taxes payable	1,129,747	1,367,037
Other payables	647,301	1,495,737
	$33,815,666	$21,194,399